VESSELS UNDER CAPITAL LEASE, NET (Details 3) shares in Millions		1 Months Ended							3 Months Ended				12 Months Ended
	Feb. 03, 2016	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2015 vessel	Dec. 31, 2017 USD ($) vessel vessels	Mar. 31, 2017 USD ($) vessels Rate	Dec. 31, 2016 USD ($) vessel	Sep. 30, 2016 USD ($) capital_lease	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Feb. 29, 2016 shares	Nov. 30, 2015 vessel	Jul. 01, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)													$ (19,006,000)	$ 0	$ 3,266,000
Management fee income																		$ 6,500
Reverse stock split, conversion ratio	0.2
Profit share expense percentage																		25.00%
Cash buffer per vessel, covenant compliance													2,000,000
Capital Lease Obligations									$ 299,000,000				299,000,000
Minimum contractual payments									193,400,000				193,400,000
Contingent rental expense payable									$ 105,600,000				105,600,000
Profit share expense													5,600,000	50,900,000
Contingent rental income													26,148,000	18,621,000	0
Number of Leased Vessels Impaired | capital_lease												3
Lease Termination Probability										25.00%		25.00%
Gain (Loss) on Termination of Lease													$ 2,379,000	$ 89,000	0
Total vessels leased in on long-term time charters | vessel									9		13		9	13
Remaining periods on these leases, minimum (in years)													3 years
Remaining periods on these leases, maximum (in years)													9 years
Interest expense													$ 26,000,000	$ 35,400,000
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessel								12
Daily hire payable																		$ 20,000
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessel								5
Daily hire payable																		15,000
Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Management fee income																		$ 9,000
Impairment of assets under capital lease												$ 8,900,000
Total vessels leased in on long-term time charters | vessel									9		13		9	13
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of shares issued | shares																11.0
Profit share expense percentage																		50.00%
Cash buffer per vessel, covenant compliance													$ 2,000,000
Profit share expense													5,600,000
Contingent rental income									$ (26,100,000)				26,148,000	$ (18,621,000)	$ 0
Impairment of assets under capital lease									$ 142,900,000	$ 21,200,000	$ 27,300,000
Number of Leased Vessels Impaired | vessels									9	4
Gain (Loss) on Termination of Lease													$ (2,400,000)
Total vessels leased in on long-term time charters | vessel																	15
Ship Finance International Limited [Member] | VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Daily hire payable																		$ 20,000
Ship Finance International Limited [Member] | Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Daily hire payable																		$ 15,000
Front Vanguard [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Termination of Lease						$ 89,000
Payments/Receipts resulting from lease terminations						293,000								293,000
Front Century [Member] | Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Impairment of assets under capital lease												$ 5,600,000
Front Century [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)					$ 4,110,000
Gain (Loss) on Termination of Lease					$ 20,565,000
Front Scilla [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)			$ 6,465,000
Gain (Loss) on Termination of Lease			$ 7,341,000
Front Brabant [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)				$ 3,578,000
Gain (Loss) on Termination of Lease				$ 5,021,000
Front Ardenne [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)		$ 4,853,000
Gain (Loss) on Termination of Lease		$ 5,824,000
Mindanao [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Lease termination receipts / (payments)							$ 3,266,000
Gain (Loss) on Termination of Lease							$ 0